Legal Actions (Details) $ in Millions			1 Months Ended				180 Months Ended
	Nov. 30, 2016 USD ($)	Jul. 13, 2012 USD ($)	Dec. 31, 2018 USD ($) legal_action	Nov. 30, 2018 USD ($)	Oct. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Apr. 20, 2017 USD ($)	Nov. 01, 2018 USD ($)	Oct. 24, 2018 USD ($)	Apr. 20, 2018 USD ($)	Jul. 31, 2017	Nov. 17, 2016 legal_action	May 31, 2016	Dec. 31, 2015 legal_action
Liability for Contingent Litigation Losses [Member]
Legal Actions (Textual) [Abstract]
Range of possible loss, portion not accrued			$ 2,700.0
ATM Access Fee Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number | legal_action												3
Automobile Lending Matters [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number | legal_action			1
Interchange Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss		$ 6,600.0
Legal Actions (Textual) [Abstract]
Distribution to class merchants (percent)		0.10%
Distribution period to class merchants		8 months
Litigation Settlement, Expense	$ 6,200.0
Litigation Settlement, Funds Remaining from 2012	5,300.0
Litigation Settlement, Additional Funding	900.0
Litigation Settlement, Additional Funding Allocated to WFC	$ 94.5
Mortgage Bankruptcy Loan Modification Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss									$ 13.5
Mortgage interest rate lock related regulatory Investigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number | legal_action			2
Mortgage Related Regulatory Investigations [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency Accrual, Payments				$ 17.0		$ 2,090.0
Retail Sales Practice Matters [Member]
Loss Contingencies [Line Items]
Unauthorized accounts identified							3,500,000
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters							$ 142.0
Loss Contingency Accrual, Payments					$ 65.0
Gain Contingency, Estimate of Possible Insurance Carriers Payments			$ 240.0
RMBS Trustee Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number | legal_action														4
Loss Contingency, Estimate of Possible Loss								$ 43.0
RMBS Trustee Litigation Civil Complaint [Member]
Loss Contingencies [Line Items]
RMBS trusts at issue in the State Court Action											11
RMBS Trustee Punitive Class Action Complaint [Member]
Loss Contingencies [Line Items]
RMBS trusts at issue in the State Court Action													261
Seminole Tribe Trustee Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number | legal_action			1
Retail Sales Practices, CPI and GAP, and Mortgage interest rate lock matters [Member]
Loss Contingencies [Line Items]
Civil Money Penalty										$ 1,000.0
Legal Actions (Textual) [Abstract]
Loss Contingency Accrual, Payments			$ 575.0
All Class Members [Member] | Retail Sales Practice Matters [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters							$ 25.0
Loss Contingency Accrual, Payments			$ 480.0